OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA - Geographic area data (Details)	3 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2013 CNY	Sep. 30, 2013 CNY	Jun. 30, 2013 CNY	Mar. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 United States USD ($)	Dec. 31, 2013 United States CNY	Dec. 31, 2012 United States CNY	Dec. 31, 2011 United States CNY	Dec. 31, 2013 Europe USD ($)	Dec. 31, 2013 Europe CNY	Dec. 31, 2012 Europe CNY	Dec. 31, 2011 Europe CNY	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY
Revenues from external customers:
Revenues from external customers	387,140,688	425,926,695	364,015,592	220,777,799	331,838,948	372,661,920	351,199,883	269,251,054	$ 225,727,000	1,397,861,000	1,324,952,000	1,414,289,000		$ 17,107,000	105,938,000	108,347,000	125,221,000	$ 6,580,000	40,749,000	59,910,000	44,768,000	$ 202,040,000	1,251,174,000	1,156,695,000	1,244,300,000
Property, Plant, and Equipment by area:
Property, Plant, and Equipment by area	460,932,000				259,972,000				75,601,000	460,932,000	259,972,000	233,777,000		2,301,000	14,027,000	15,092,000	15,920,000					73,300,000	446,905,000	244,880,000	217,857,000
Net Assets
Total shareholders' equity	1,305,616,000				1,212,189,000				$ 214,144,000	1,305,616,000	1,212,189,000	1,139,789,000	1,003,294,000	$ 2,046,000	12,477,000	43,089,000	34,529,000					$ 212,098,000	1,293,139,000	1,169,100,000	1,105,260,000